LEASE AND OTHER RECEIVABLES, NET - NARRATIVE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease And Other Receivables Net
Expected credit loss rate	100.00%
Weighted average annual interest rate	11.70%	10.70%
Weighted average remaining loan term	5 years 1 month 6 days	7 years 2 months 12 days